Restricted net assets (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	$ 66,304	$ (4,728)	$ (50,323)
Cash flows from investing activities	(230,046)	(27,153)	(10,455)
Cash flows from financing activities	213,343	253	57,110
Net increase/(decrease) in cash and cash equivalents	49,825	(31,642)	(3,344)
Cash and cash equivalents at the beginning of the year	10,669	42,311	45,655
Cash and cash equivalents at the end of the year	60,494	10,669	42,311
Non-cash supplemental investing and financing activities
Accretions to preference shareholders redemption values	9,134	10,233	6,547
Parent Company [Member]
Condensed Consolidated Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	(56)	(25,790)	(74,652)
Cash flows from investing activities	(173,415)
Cash flows from financing activities	213,343	253	57,110
Net increase/(decrease) in cash and cash equivalents	39,872	(25,537)	(17,542)
Cash and cash equivalents at the beginning of the year	963	26,500	44,042
Cash and cash equivalents at the end of the year	40,835	963	26,500
Non-cash supplemental investing and financing activities
Accretions to preference shareholders redemption values	$ 9,134	$ 10,233	$ 6,547